Goodwill and Other Intangible Assets (Intangible Assets and Related Accumulated Amortization) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 5,147	$ 4,941
Less accumulated amortization	(1,220)	(703)
Total finite-lived intangible assets, net	3,927	4,238
Total other indefinite-lived intangible assets	6,493	6,520
Total other intangible assets, net	10,420	10,758	$ 7,780
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 4,063	3,952
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	25 years
Russell Licensing Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 184	184
Finite-lived intangible asset, useful life	10 years
Database Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 145	76
Finite-lived intangible asset, useful life	4 years
Market Data Provider Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 11	11
Finite-lived intangible asset, useful life	20 years
Trading Products With Finite Lives [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 237	237
Finite-lived intangible asset, useful life	20 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 38	37
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 438	391
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years 6 months
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	11 years
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 31	53
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Exchange Registrations and Licenses with Indefinite Lives [Member]
Finite-Lived Intangible Assets [Line Items]
Total other indefinite-lived intangible assets	$ 6,083	6,086
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total other indefinite-lived intangible assets	294	297
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total other indefinite-lived intangible assets	108	129
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Total other indefinite-lived intangible assets	$ 8	$ 8